Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,050	$ 672	$ 8,366
Accounts receivable, net	1,794	696	3,309
Contract assets ($0 and $1,680 related party as of December 31, 2023 and 2022, respectively)			2,692
Inventories			407
Deferred transaction costs			1,842
Other current assets	3,303	1,061	842
Total current assets	6,147	2,429	17,458
Investments and advances to equity method investments	61,292	60,643	71,979
Operating lease right-of-use assets ($0 and $709 related party as of December 31, 2023 and 2022, respectively)			1,003
Finance lease right-of-use assets ($0 and $570 related party as of December 31, 2023 and 2022, respectively)			582
Property and equipment, net	22	23	802
Intangible assets, net			8,304
Goodwill			11,471
Other non-current assets	322	264	671
Total assets	67,783	63,359	112,270
Current liabilities:
Accounts payable	6,524	3,852	4,626
Accrued expenses and other current liabilities	20,741	20,840	3,990
Short-term debt ($7,221 related party as of March 31, 2024)	8,471
Contract liabilities			1,296
Current portion of long-term debt	6,660	6,651	7,408
Earnout liabilities – current portion	155,331	183,055
Total current liabilities	197,727	214,398	17,320
Operating lease liability, net of current portion ($0 and $675 related party as of December 31, 2023 and 2022, respectively)			849
Other long-term payables	5,500	5,500
Long-term debt, net of current portion	20,476	22,965	25,737
Earnout liabilities, net of current portion	214,695	305,586
Warrant liabilities	3,691	3,904
Total liabilities	442,089	552,353	43,906
Commitments and contingencies
Stockholders’ equity (deficit)/Members’ equity
Members’ capital			94,201
Additional paid-in capital	(10,086)	11,699
Accumulated deficit	(51,425)	(68,594)	(24,147)
Accumulated other comprehensive loss	(215)	(216)	(1,690)
Total equity attributable to common stockholders	(61,720)	(57,105)	68,364
Non-controlling interests	(312,586)	(431,889)
Total equity	(374,306)	(488,994)	68,364
Total liabilities and equity	67,783	63,359	112,270
Class A common stock
Stockholders’ equity (deficit)/Members’ equity
Common stock, value	1	1
Class B common stock
Stockholders’ equity (deficit)/Members’ equity
Common stock, value	$ 5	$ 5